UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10347

Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
	May 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.9% (5.2% of Total Investments)
$ 915	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 864,556
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
7,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	5,499,525
	Bonds, Series 2007A-1, 5.750%, 6/01/47
29,660	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	19,025,110
	Bonds, Series 2007A-2, 0.000%, 6/01/37
38,075	Total Consumer Staples			25,389,191
	Education and Civic Organizations – 4.1% (2.8% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	281,068
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	210,088
270	5.000%, 11/01/25	11/15 at 100.00	A2	276,685
1,500	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	9/10 at 100.00	Baa1	1,500,645
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
6,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa2	6,212,880
	NPFG Insured
615	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	587,516
	University, Series 2003, 6.500%, 10/01/23
4,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	Aa1	4,279,560
	5/15/23 – AMBAC Insured (UB)
12,875	Total Education and Civic Organizations			13,348,442
	Health Care – 27.8% (18.5% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001:
4,000	6.000%, 4/01/22	4/12 at 100.00	BBB+	4,049,600
2,000	6.125%, 4/01/32	4/12 at 100.00	BBB+	2,005,820
670	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	647,857
	Series 2006, 5.000%, 4/01/37
2,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	1,928,460
	5.000%, 11/15/42 – NPFG Insured
5,125	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	Aa3	5,986,871
	Bond Trust 3175, 13.823%, 11/15/46 (IF)
9,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	9,114,030
	LLC, Series 2001A, 5.550%, 8/01/31
2,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	2,453,497
	West, Series 2005A, 5.000%, 3/01/35
1,650	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/18 at 100.00	AAA	1,647,459
	West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
1,594	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,724,964
	System, Trust 2554, 18.449%, 7/01/47 – AGM Insured (IF)
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health
	System, Series 2007A:
900	4.800%, 7/15/17	No Opt. Call	N/R	877,680
3,435	5.125%, 7/15/31	7/17 at 100.00	N/R	2,970,416
6,525	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	AA–	7,204,383
	Memorial Health Services, Series 2003A, 6.000%, 10/01/12
6,450	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	7,009,409
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – AGM Insured
4,500	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AAA	4,635,450
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
7,665	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	11/10 at 102.00	A–	7,739,734
	Mission Community Hospital, Series 2001, 5.375%, 11/01/21
12,425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	11,843,262
	Series 2006, 5.000%, 3/01/41
645	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	649,683
	Series 2001C, 5.250%, 8/01/31
5,600	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	Aa3	5,482,512
	Option Bond Trust 3102, 18.130%, 11/15/46 (IF)
2,950	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,331,317
	2008A, 8.250%, 12/01/38
695	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BBB–	698,086
	6.500%, 11/01/29
	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical
	Center, Series 2007A:
5,790	5.000%, 7/01/38	7/17 at 100.00	A3	5,370,167
2,500	5.000%, 7/01/47	7/17 at 100.00	A3	2,264,025
88,639	Total Health Care			89,634,682
	Housing/Multifamily – 3.4% (2.3% of Total Investments)
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	286,445
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,735	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,662,460
	Home Park, Series 2003A, 5.750%, 9/15/38
1,125	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	1,129,691
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,610	San Bernardino County Housing Authority, California, GNMA Collateralized Multifamily Mortgage	11/11 at 105.00	Aaa	3,790,067
	Revenue Bonds, Pacific Palms Mobile Home Park, Series 2001A, 6.700%, 12/20/41
	San Jose, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed Securities
	Program, Lenzen Housing, Series 2001B:
1,250	5.350%, 2/20/26 (Alternative Minimum Tax)	8/11 at 102.00	N/R	1,272,475
2,880	5.450%, 2/20/43 (Alternative Minimum Tax)	8/11 at 102.00	N/R	2,906,006
10,925	Total Housing/Multifamily			11,047,144
	Housing/Single Family – 4.0% (2.7% of Total Investments)
2,655	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008, Trust	2/17 at 100.00	A	2,426,139
	3137, 15.007%, 8/01/37 (Alternative Minimum Tax) (IF)
540	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A	552,209
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
14,505	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1021,	2/16 at 100.00	A	10,123,040
	6.998%, 8/01/31 (Alternative Minimum Tax) (IF)
17,700	Total Housing/Single Family			13,101,388
	Industrials – 3.5% (2.3% of Total Investments)
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	3,019,650
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	11/15 at 101.00	BBB	5,020,000
	Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)
5,205	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	3,212,682
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)
13,205	Total Industrials			11,252,332
	Long-Term Care – 1.9% (1.3% of Total Investments)
2,450	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A–	2,472,050
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds,
	Aldersly Project, Series 2002A:
1,500	5.125%, 3/01/22	3/12 at 101.00	A–	1,514,265
1,315	5.250%, 3/01/32	3/12 at 101.00	A–	1,255,812
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,048,540
	2009, 8.000%, 11/01/29
6,265	Total Long-Term Care			6,290,667
	Tax Obligation/General – 20.8% (13.9% of Total Investments)
9,335	California, General Obligation Bonds, Series 2002, 6.000%, 2/01/16 – AGM Insured	No Opt. Call	AAA	10,990,002
	California, General Obligation Bonds, Various Purpose Series 2009:
3,040	6.000%, 11/01/39	11/19 at 100.00	A1	3,333,147
3,500	5.500%, 11/01/39	11/19 at 100.00	A1	3,595,655
14,300	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	6/10 at 100.00	AA–	14,304,433
	Insured (Alternative Minimum Tax)
1,960	California, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	1,897,927
3,000	Contra Costa County Community College District, California, General Obligation Bonds, Series	8/12 at 100.00	Aa1	3,158,820
	2002, 5.000%, 8/01/23 – FGIC Insured
2,500	Fullerton Joint Union High School District, Orange County, California, General Obligation	8/12 at 100.00	Aa2	2,592,425
	Bonds, Series 2002A, 5.000%, 8/01/23 – AGM Insured
2,260	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/11 at 101.00	A	2,314,873
	2002, 5.125%, 8/01/22 – FGIC Insured
870	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 –	7/11 at 100.00	AAA	875,194
	AGM Insured
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	596,166
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
10,810	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/11 at 102.00	AAA	11,489,625
	Election of 1998, Series 2001C, 5.000%, 7/01/26 – AGM Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/12 at 101.00	Aa1	4,373,480
	Election of 1998, Series 2002D, 5.250%, 7/01/21 – FGIC Insured
2,715	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1	2,847,682
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured
1,630	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	A	1,658,199
	Bonds, Series 2003C, 5.000%, 8/01/22 – FGIC Insured
12,520	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	AA–	3,054,504
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (WI/DD, Settling 6/02/10)
73,015	Total Tax Obligation/General			67,082,132
	Tax Obligation/Limited – 38.7% (25.8% of Total Investments)
2,040	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	1,842,528
	Tax Bonds, Series 2007, 5.750%, 8/01/25
7,135	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital	11/11 at 100.00	AAA	7,339,204
	Improvement Revenue Bonds, Series 2001, 5.000%, 11/01/25 – AGM Insured
8,210	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A2	8,738,149
	2003C, 5.500%, 6/01/16
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	A2	3,937,280
	Series 2002B, 5.000%, 3/01/27 – AMBAC Insured
4,510	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/11 at 102.00	A2	4,484,924
	Hospital Addition, Series 2001A, 5.000%, 12/01/26 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,030,510
	2009G-1, 5.750%, 10/01/30
2,260	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	2,331,280
	2010A-1, 5.750%, 3/01/30
	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community
	Facilities District 90-2 – Talega, Series 2003:
1,750	5.875%, 9/01/23	9/13 at 100.00	N/R	1,769,163
550	6.000%, 9/01/33	9/13 at 100.00	N/R	540,469
715	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	698,562
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	1,921,082
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,102,354
	6.000%, 9/01/34
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/12 at 100.00	N/R	1,013,750
	Series 2002, 6.100%, 9/01/22
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	302,095
760	5.125%, 9/01/36	9/16 at 100.00	N/R	658,190
3,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	3,013,830
	Series 2003H, 6.000%, 10/01/20
685	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	549,452
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
5,250	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/12 at 101.00	N/R	5,220,128
	Facilities District of Mountain House, Series 2002, 6.300%, 9/01/24
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,988,740
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	815,150
	8/01/37 – RAAI Insured
5,425	Lodi, California, Certificates of Participation, Public Improvement Financing Project, Series	10/12 at 100.00	A	5,480,715
	2002, 5.000%, 10/01/26 – NPFG Insured
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	1,168,861
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,675	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,711,096
	Participation, Series 2005, 5.000%, 3/01/26 – AGM Insured
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
545	5.000%, 9/01/26	9/14 at 102.00	N/R	496,239
250	5.000%, 9/01/33	9/14 at 102.00	N/R	215,760
3,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A	3,085,650
	District Redevelopment Project, Series 2003, 5.500%, 9/01/19 – FGIC Insured
4,520	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	A+	4,665,182
	Series 2001, 5.000%, 8/01/24 – AMBAC Insured
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	1,917,780
	Ranch, Series 2003A, 5.550%, 8/15/33
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/12 at 102.00	A	10,250,028
	Area 1, Series 2002, 5.100%, 4/01/30 – NPFG Insured
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	2/11 at 100.00	A	3,146,195
	Projects, Series 2001AD, 5.000%, 2/01/27 – NPFG Insured
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	6,163,080
	7/01/39 – FGIC Insured
625	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	562,131
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
780	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	781,529
	8/01/25 – AMBAC Insured
1,145	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,142,023
	Series 2003C, 6.000%, 9/01/33
14,505	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/11 at 101.00	AAA	14,814,827
	Project, Series 2001, 5.000%, 9/01/26 – AGM Insured (UB)
2,300	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AA+	2,355,982
	2001, 5.000%, 7/01/26 – AMBAC Insured
1,345	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA–	1,264,367
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	8/15 at 100.00	BBB+	8,039,243
	Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R	640,656
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,522,340
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,566,680
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,375	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,096,576
	District 2001-1, Series 2004A, 6.125%, 9/01/39
2,500	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	10/11 at 100.00	A	2,442,550
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/26 – NPFG Insured
127,315	Total Tax Obligation/Limited			124,826,330
	Transportation – 7.2% (4.8% of Total Investments)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,745,162
	2006F, 5.000%, 4/01/31 (UB)
11,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	11,863,858
	Bonds, Series 1999, 5.875%, 1/15/28
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29B:
4,110	5.125%, 5/01/17 – FGIC Insured	5/13 at 100.00	A1	4,353,230
5,140	5.125%, 5/01/19 – FGIC Insured	5/13 at 100.00	A1	5,387,234
22,690	Total Transportation			23,349,484
	U.S. Guaranteed – 21.1% (14.1% of Total Investments) (4)
4,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2002A, 6.750%,	9/12 at 102.00	N/R (4)	4,600,680
	9/01/25 (Pre-refunded 9/01/12)
8,880	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	6/12 at 100.00	Baa3 (4)	9,418,039
	County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33 (Pre-refunded 6/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – SYNCORA GTY Insured	5/12 at 101.00	Aaa	3,855,250
9,000	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	9,870,480
720	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (4)	797,882
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	2,352,580
	Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)
4,505	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,021,859
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	2,306,524
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,565,942
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
1,525	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation	8/14 at 100.00	Aa2 (4)	1,774,460
	Bonds, Series 2004A, 5.250%, 8/01/22 (Pre-refunded 8/01/14) – FGIC Insured
5,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	6,004,625
	7/01/36 (Pre-refunded 7/01/12)
4,725	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AA+ (4)	4,963,376
	2001, 5.000%, 7/01/26 (Pre-refunded 7/01/11) – AMBAC Insured
7,595	San Francisco State University Foundation Inc., California, Auxiliary Organization Student	9/11 at 101.00	A (4)	8,104,700
	Housing Revenue Bonds, Series 2001, 5.000%, 9/01/26 (Pre-refunded 9/01/11) – NPFG Insured
4,200	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	4,611,306
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%,
	6/01/36 (Pre-refunded 6/01/12)
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	N/R (4)	2,772,900
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)
61,925	Total U.S. Guaranteed			68,020,603
	Utilities – 3.6% (2.4% of Total Investments)
3,815	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,501,483
	2007A, 5.000%, 11/15/35
1,285	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	1,197,504
	9/01/31 – SYNCORA GTY Insured
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	4,616,650
	Project, Series 2003, 5.700%, 9/01/36
2,250	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.125%,	8/12 at 100.00	A+	2,197,688
	8/01/22 – AMBAC Insured (Alternative Minimum Tax)
12,350	Total Utilities			11,513,325
	Water and Sewer – 5.8% (3.9% of Total Investments)
1,070	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/22 –	6/14 at 100.00	AA+	1,117,647
	AMBAC Insured
1,125	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	1,130,389
	10/01/36 – AGM Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	895,313
	5.000%, 4/01/36 – NPFG Insured
850	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	A+	858,781
	5.000%, 6/01/31 – NPFG Insured
1,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	962,650
1,000	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AA	1,039,110
	5.000%, 3/01/24 – NPFG Insured
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue
	Bonds, Series 2002:
2,500	5.000%, 8/01/23 – NPFG Insured	8/12 at 100.00	Aa3	2,601,950
6,260	5.000%, 8/01/24 – NPFG Insured	8/12 at 100.00	Aa3	6,482,605
3,315	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AA–	3,622,930
	Refunding Bonds, Series 2003A, 5.250%, 10/01/18 – NPFG Insured
18,010	Total Water and Sewer			18,711,375
$ 502,989	Total Investments (cost $486,140,655) – 149.8%			483,567,095
	Floating Rate Obligations – (3.4)%			(11,100,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (26.7)% (5)			(86,250,000)
	Other Assets Less Liabilities – 1.9%			6,074,221
	Auction Rate Preferred Shares, at Liquidation Value – (21.6)% (5)			(69,500,000)
	Net Assets Applicable to Common Shares – 100%			$ 322,791,316

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$483,567,095	$ —	$483,567,095

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $474,876,492.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 17,787,203
Depreciation	(20,196,808)
Net unrealized appreciation (depreciation) of investments	$ (2,409,605)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 17.8% and 14.4%, respectively.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 30, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        July 30, 2010